EXHIBIT 99.27

CANOPY DATA COMPARE

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value
467682			Business Purpose Flag	Yes	No
682805			Business Purpose Flag	Yes	No
876412			Business Purpose Flag	Yes	No
982226			Calculated DSCR	1.051	1.15
761992			Note Date	xxx	xxx
430063			Primary Appraised Property Value	xxx	xxx
577472			Property Type	Two to Four Unit	Single Family Detached
167499			Property Type	Two to Four Unit	Single Family Attached
874726			Property Type	Single Family Detached	Single Family Attached
324459			Qualifying FICO	xxx	xxx
467682			Qualifying FICO	xxx	xxx
920213			Qualifying FICO	xxx	xxx
876412			Qualifying FICO	xxx	xxx
547351			Qualifying Total Debt Income Ratio	10.05	16.04